Shareholders' Equity (Details) - Schedule of the status of the 2011 share incentive plan - Common Stock [Member] - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Equity (Details) - Schedule of the status of the 2011 share incentive plan [Line Items]
Number of options, outstanding at beginning of year (in Shares)		352,000	674,200	813,100
Weighted average exercise price, options exercisable at beginning of year		$ 0.23	$ 1.460	$ 1.490
Number of options, granted (in Shres)	[1]	64,000	156,000	118,000
Weighted average exercise price, options grnted	[1]	$ 0.003	$ 0.003	$ 0.003
Number of options, exercised (in Shares)		(89,500)	(108,200)	(131,800)
Weighted average exercise price, options exercised		$ 0.003	$ 0.003	$ 0.003
Number of options, forfeited (in Shares)		(56,000)	(90,000)	(74,100)
Weighted average exercise price, options forfeited		$ 1.233	$ 0.003	$ 0.500
Number of options, expired (in Shares)		(4,000)	(280,000)	(51,000)
Weighted average exercise price, options expired		$ 2.688	$ 2.947	$ 2.950
Number of options, outstanding at end of year (in Shares)		266,500	352,000	674,200
Weighted average exercise price, options exercisable at end of year		$ 0.003	$ 0.23	$ 1.460
Number of options, exercisable at end of year (in Shares)		23,000	34,000	350,000
Weighted average exercise price, options exercisable at end of year		$ 0.003	$ 1.49	$ 2.630
Weighted average grant date fair value of options granted during the year	[2]	$ 1.32	$ 1.31	$ 1.46

[1]	In the years ended December 31, 2020 and 2019 and 2018, the options were granted with an exercise price equal to par value of NIS 0.01.
[2]	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option pricing model with the following assumptions